Right-of-use assets, long-term financial assets and lease liabilities - Contractual undiscounted cash flows for lease obligations (Details) SFr in Thousands	Dec. 31, 2025 CHF (SFr) item	Dec. 31, 2024 CHF (SFr)
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 5,194	SFr 5,924
Number of deposits in escrow accounts | item	2
Escrow deposits	SFr 600	400
Less than one year
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	1,079	1,200
1-3 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	2,077	2,372
3-5 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 2,038	SFr 2,352